[DECHERT LLP LETTERHEAD]

April 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Voya Partners, Inc. (formerly, ING Partners, Inc.)

(File Nos. 333-32575 and 811-08319)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 64 to the Registration Statement of the above referenced registrant (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and shall become effective on May 1, 2014.  This filing is being made for the purpose of updating the Registrant’s disclosures and filing the required exhibits. This Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b).

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3386 if you have any questions.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld

cc.                                 Paul A. Caldarelli, Esq.

Voya U.S. Legal Services

Jeffrey S. Puretz, Esq.

Dechert LLP